Issued Capital and Reserves	6 Months Ended
Jun. 30, 2022
Issued Capital and Reserves [Abstract]
Issued capital and reserves

18. Issued capital and reserves

The authorised share capital consisted of 50,000,000 shares at a par value of US$0.001 per share, of which 41,718,902 shares were designated as Class A ordinary shares and 8,281,098 as Class B ordinary shares after the completion of the Company’s initial public offering (“IPO”) and such designation was retrospectively disclosed in the interim condensed consolidated financial statements. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of the holder, such Class B ordinary shares are automatically and immediately converted into an equal number of Class A ordinary shares. There was no transfer between Class A ordinary shares and Class B ordinary shares in the years ended December 31, 2021 and for the six months ended June 30, 2022, respectively.

As of June 30, 2022, there were 21,285,625 Class A ordinary shares and 8,281,098 Class B ordinary shares outstanding (2021: 21,285,625 Class A ordinary shares and 8,281,098 Class B ordinary shares), respectively.

On February 29, 2020, the Company issued 4,856,273 Class A ordinary shares with an aggregate fair value of RMB284,000,000 in exchange for the acquisition of a 100% equity interest of Rosenkavalier.

On March 4, 2020, 1,499,423 Class A ordinary shares were allotted and issued to an independent third party for a cash consideration of US$12,999,997, excluding issuance costs of RMB557,000.

On January 12, 2021, the Company completed its initial public offering and was listed on the New York Stock Exchange. 5,000,000 Class A ordinary shares were issued at a price of US$10 per share for proceeds of US$50.0 million (equivalent to RMB323,730,000), excluding underwriting discounts and commissions and other issuance costs of approximately US$5.6 million (equivalent to RMB36,282,000).

From September to December 2021, the Company completed a treasury share repurchase from Tiger Brokers (NZ) Limited for an aggregate of 49,609 Class A ordinary shares with a consideration of US$199,000 (equivalent to RMB1,274,000).

As at December 31, 2021, the treasury stock account includes 49,609 Class A ordinary shares outstanding (2020: Nil) for the distributions of share-based payments at exercise of share options as disclosed in Note 26 to the financial statements.

Statutory restrictions

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The interim condensed consolidated results of operations reflected in the interim condensed consolidated financial statements prepared in accordance with IFRSs differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Under PRC law, the Company’s subsidiaries, VIEs and the subsidiaries of the VIEs located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under China Accounting Standards (“CAS”) to the statutory reserve and have the rights to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.

Amounts restricted that include statutory reserve funds, as determined in accordance with CAS, were RMB9,420,000 as at December 31, 2021 and June 30, 2022.